Other receivables	3 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	Other receivables
Current other receivables and contract assets

	March 31, 2023	December 31, 2022
	£’000	£’000
VAT recoverable	3,898	3,040
Prepayments	8,021	5,935
Contract assets and accrued grant income	—	176
Accrued bank interest	451	746
Other receivables	4,135	4,721
	16,505	14,618
Non-current other receivables

	March 31, 2023	December 31, 2022
	£’000	£’000
Other receivables	642	100
	642	100